Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	The Company filed a Form S-1 Registration Statement on July 14, 2022 registering 432,003,060 Common Stock Shares of the Selling Shareholder GHS Investments, Inc. (“GHS”). On July 19, 2022, the SEC declared effective the July 14, 2022) Registration Statement. This Post-Effective Registration Statement provides for the 58,491,809 shares remaining from the previously registered 432,003,060 shares pursuant to an Equity Financing Agreement between the Company and GHS.
Entity Registrant Name	VNUE, INC.
Entity Central Index Key	0001376804
Entity Tax Identification Number	98-0543851
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	104 West 29th Street,
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	833
Local Phone Number	937-5493
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false